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                 MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
                           725 S. Figueroa Street
                                Suite 4000
                     Los Angeles, California 90017-5400



                             October 10, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549

     RE:  MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
     File Nos. 333-43552; 811-10053

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statements of Additional Information contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on October 6, 2000, and became effective on October 6, 2000.

                                   MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.

                                   By:   /s/ Turner Swan
                                        ----------------------------------------
                                        Secretary